UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                   FORM 13F

         FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Eagle Capital Management, L.L.C.
Address: 499 Park Avenue
         New York, New York 10022

13F File Number:   28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Ravenel B. Curry, III
Title:        Managing Director
Phone:        212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   April 25, 2000

Report Type (Check only one.):

[ X ]    13F HOLDINGS REPORT.

[    ]   13F NOTICE.

[    ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:     $339,065,000


ABLE>
                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
[S]                            [C]              [C]       [C]      [C]      [C]
[C]  [C]     [C]          [C]      [C]      [C]
Alkermes Inc.                  COM              01642T108      435     4700 SH
     SOLE                     4700
Alleghany                      COM              017175100     6122    32562 SH
     SOLE                    32562
American Intl Group            COM              026874107     4406    40239 SH
     SOLE                    40239
Artisan Components             COM              042923102     5161   263000 SH
     SOLE                   263000
Baker Hughes                   COM              057224107    21320   704800 SH
     SOLE                   704800
Berkley W R Corp               COM              084423102     3834   166228 SH
     SOLE                   166228
Citigroup                      COM              172967101    16025   267640 SH
     SOLE                   267640
Comcast Cl A Special           COM              200300200     8168   188320 SH
     SOLE                   188320
Continental Airlines Class B   COM              210795308      728    17800 SH
     SOLE                    17800
Devon Energy Corp New          COM              25179m103     6464   133100 SH
     SOLE                   133100
Duke Energy                    COM              264399106     1245    23711 SH
     SOLE                    23711
EMC Corp                       COM              268648102     6426    51000 SH
     SOLE                    51000
Emerson Electric               COM              291011104      212     4000 SH
     SOLE                     4000
Equity Office Properties       COM              294741103    10362   412400 SH
     SOLE                   412400
Equity Residential Property    COM              29476L107    13867   345050 SH
     SOLE                   345050
Exxon Mobil                    COM              30231G102      304     3900 SH
     SOLE                     3900
Family Dollar Stores           COM              307000109     2762   132700 SH
     SOLE                   132700
Federal National Mortgage      COM              313586109      271     4800 SH
     SOLE                     4800
Fidelity National Financial    COM              316326107     6052   438184 SH
     SOLE                   438184
Flanders Corp                  COM              338494107      356    94900 SH
     SOLE                    94900
Gemstar International Group    COM              G3788V106    14290   166166 SH
     SOLE                   166166
Hyperion Solutions Corp        COM              44914M104     6906   212504 SH
     SOLE                   212504
Liberty Media Class A / AT&T C COM              001957208    24729   416921 SH
     SOLE                   416921
Mapics, Inc.                   COM              564910107     5675   356100 SH
     SOLE                   356100
NTL Incorporated               COM              459216107     6488    69907 SH
     SOLE                    69907
Nabors Industries              COM              629568106    18890   486700 SH
     SOLE                   486700
National Instruments           COM              636518102    18437   392800 SH
     SOLE                   392800
Newfield Exploration           COM              651290108    12672   359500 SH
     SOLE                   359500
Noble Affiliates Inc.          COM              654894104    22267   678600 SH
     SOLE                   678600
Progressive Corp.              COM              743315103    10968   144200 SH
     SOLE                   144200
Prosoft Training.com           COM              9307375       1216    53906 SH
     SOLE                    53906
Rogers Cantel Inc              COM              775102205     6911   170900 SH
     SOLE                   170900
Synopsis                       COM              871607107    11398   233800 SH
     SOLE                   233800
Transaction Systems            COM              893416107     6436   222900 SH
     SOLE                   222900
United Health Care             COM              910581107    18758   314600 SH
     SOLE                   314600
Vastar Resources, Inc.         COM              922380100    13068   175850 SH
     SOLE                   175850
Waste Management Inc.          COM              94106L109    17111  1250100 SH
     SOLE                  1250100
White Mountains Insurance Grou COM              964126106      671     5000 SH
     SOLE                     5000
Worldgate                      COM              98156l307     7654   254600 SH
     SOLE                   254600
[/TABLE]